Summary Quarterly Financial Data - Summary of Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Fees related to termination of 2009 Advisory Agreement	$ 50,072	$ 50,072
Loss on early extinguishment of debt and write-off of discounts and deferred financing costs	$ 32,429	$ (32,429)